UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09497

Dividend Growth Trust

(Exact name of registrant as specified in charter)

58 Riverwalk Boulevard, Building 2, Suite A, Ridgeland, SC  29936

(Address of principal executive offices) (Zip code)

John C. Swhear

Unified Fund Services, Inc.

2960 North Meridian Street Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7030

Date of fiscal year end: 9/30

Date of reporting period: 07/01/08 - 06/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Fund/Fund Family Name: Dividend Growth Trust

Date of Fiscal Year End: September 30

Date of Reporting Period: July 1, 2008 – June 30, 2009

Rising Dividend Growth Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Medtronics	MDT	585055106	8/21/08	Elect board of directors slate	M	Y	F	F
				Ratify PWC	M	Y	F	F
				Approve stock award incentive plan	M	Y	F	F
Paychex	PAYX	704326107	10/7/08	Elect board of directors slate	M	Y	F	F
				Ratify appointment of Registered Public Accounting firm	M	Y	F	F
Proctor& Gamble	P&G	742718109	10/14/08	Elect board of directors slate	M	Y	F	F
				Ratify appointment of Registered Public Accounting firm	M	Y	F	F
				Amend Articles of Incorporation to Adopt Majority Vote	M	Y	F	F
				Rotate Site of Annual Meeting	S	N	Against	M
				Advisory vote on Executive Compensation	S	N	Against	M
Cardinal Health	CAH	14149Y108	11/5/08	Elect board of directors slate	M	Y	F	F
				Ratify E&Y	M	Y	F	F
				Approve amendments to articles of incorporation and code of regulations to implement a majority voting standard for uncontested elections of Directors	M	Y	F	F
				Approve amendments to articles of incorporation and code of regulations to eliminate cumulative voting	M	Y	F	F

Approve amendments to articles of incorporation and code of regulations establish procedures for advance notice of director nominations and other proposals and related administrative matters at shareholder meetings

					M	Y	F	F

Approve amendments to articles of incorporation and code of regulations to eliminate the reference to the minimum amount of stated cap[ital with which the company may begin business and to state expressly that the company’s common shares have no stated capital

					M	Y	F	F
				Approve an amended and restated 2005 long-term incentive plan	M	Y	F	F
				Approve an amended and restated employee stock option purchase plan	M	Y	F	F
				Performance based stock options	S	N	Against	F
Linear Technology	LLTC	535678106	11/05/08	Elect Board of Directors slate	M	Y	F	F
				Ratify E&Y	M	Y	F	F
Archer Daniels Midland	ADM	039483102	11/06/08	Elect Board of Directors slate	M	Y	F	F
				Ratify E&Y	M	Y	F	F
				Proposal regarding human rights standards	S	N	Against	F
ADP	ADP	053015103	11/11/08	Elect Board of Directors slate	M	Y	F	F
				Approve 2008 Omnibus Award Plan	M	Y	F	F
				Ratify D&T	M	Y	F	F
Walgreen Co.	WAG	931422109	1/14/09	Elect Board of Directors slate	M	Y	F	F
				Ratify D&T	M	Y	F	F
				Amend 1982 Employees stock option plan	M	Y	F	F
				Chairman of the Board be an independent Director who has not previously served as an executive Officer of WAG	S	Y	F	Against
				Shareholders vote to ratify the compensation of the named executive officers	S	N	Against	F
Energy Transfer Partners	ETP	29273V100	12/16/08	Approve ETP long term incentive plan	M	Y	F	F
Meridian Bioscience		589584101	1/22/09	Elect Board of directors slate	M	Y	F	F
				Ratify Grant Thornton LLP	M	Y	F	F
Praxair	PX	74005P104	3/02/09	Elect Board of Directors slate	M	Y	F	F
				Approve the Long Term Incentive Plan	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
Illinois Tool Works	ITW	451308109	3/10/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of D&T	M	Y	F	F
				Bd of Directors to seek stockholder approval of any future extraordinary retirement benefits for senior executives	S	N	Against	F
McDonalds	MCD	580135101	3/30/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
				Approval of Performance Goals for certain Qualified Performance Based Awards	M	Y	F	F
				Approval of 2009 Cash Incentive Plan	M	Y	F	F
				Shareholder vote on executive compensation	S	N	Against	F
				Use of cage free eggs	S	N	Against	F
United Technologies	UTC	913017109	4/08/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
				Offsets for foreign military sales	S	N	Against	F
Caterpillar	CAT	149123101	4/13/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
				Annual election of Directors	S	N	Against	F
				Director election majority vote standard	S	N	Against	F
				Foreign military sales	S	N	Against	F
				Simple majority vote	S	N	Against	F
				Independent compensation Consultant	S	N	Against	F
				Independent Chairman of the Board	S	Y	F	Against
General Electric	GE	369604103	4/22/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of KPMG	M	Y	F	F
				Cumulative Voting	S	N	Against	F
				Executive Compensation Advisory vote	S	Y	F	Against
				Independent study re: breaking up of GE	S	N	Against	F
				Dividend Policy	S	N	Against	F
				Shareholder vote on golden parachutes	S	N	Against	F
Magellan Midstream	MMP	559080106	4/22/08	Elect Board of Directors slate	M	Y	F	F
Johnson & Johnson	JNJ	478160104	4/23/09	Elect board of directors slate	M	Y	F	F
				Ratify PWC	M	Y	F	F
				Advisory vote on Executive Compensation Policies and Disclosure	S	N	Against	F
Nestle SA	NSRGY	641069406	4/23/09	Approval of Annual report, financial statements & consolidated financial Statements	M	Y	F	F
				Acceptance of 2008 Compensation report	M	Y	F	F
				Release of Bd of Directors and management	M	Y	F	F
				Appropriation of profits resulting the balance sheet of 2008	M	Y	F	F
				Re-election of Daniel Borel and Carolina Muller-Mohl to Bd of Directors	M	Y	F	F
				Ratify KPMG	M	Y	F	F
				Capital reduction	M	Y	F	F
				Proxy to Jean-Ludovic Hartman	M	Y	F	F
International Business Machines	IBM	459200101	4/28/09	Elect Board of Directors slate	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
				Long-term incentive performance terms	M	Y	F	F
				Cumulative voting	S	N	Against	F
				Executive Compensation and Pension Income	S	N	Against	F
				Advisory vote on executive compensation	S	N	Against	F
Teleflex	TFX	879369106	5/01/09	Elect Board of Directors slate	M	Y	F	F
				Ratify PWC	M	Y	F	F
Aflac	AFL	001055102	5/4/09	Elect Board of Directors slate	M	Y	F	F
				Approve advisory proposal	M	Y	F	F
				Ratify KPMG	M	Y	F	F
Pepsico	PEP	713448108	5/06/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
				Approve executive compensation plan	M	Y	F	F
				Beverage container recycling	S	N	Against	F
				Genetically Engineered Products Report	S	N	Against	F
				Charitable contributions report	S	N	Against	F
				Advisory vote on compensation	S	N	Against	F
Aptargroup	ATR	038336103	5/06/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the appointment of the Independent Auditor	M	Y	F	F
Leggett & Platt	LEG	524660107	5/07/09	Elect Board of Directors Slate	M	Y	F	F
				Ratify the selection of PWC	M	Y	F	F
				Approval of 2009 Key Officers Incentive Plan	M	Y	F	F
				Addition of Sexual Orientation and Gender identity to Company’s written non-discrimination policy	S	N	Against	F
Albemarle	ALB	012653101	5/13/09	Elect Board of Directors Slate	M	Y	F	F
				Approve amendment to the Albemarle 208 Incentive Plan	M	Y	F	F
				Ratify the selection of PWC	M	Y	F	F
Nucor	NUE	670346105	5/14/09	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of PWC	M	Y	F	F
				Majority vote	S	N	Against	F
				Declassification of Board of Directors	S	N	Against	F
				Human Rights	S	N	Against	F
				Principles for health care reform	S	N	Against	F
SEI Investments	SEIC	784117103	5/21/09	Elect Board of Directors slate	M	Y	F	F
				Ratify PWC	M	Y	F	F
Wal-mart Stores	WMM	931142103	6/5/09	Elect Board of Directors slate	M	Y	F	F
				Ratify Ernst & Young	M	Y	F	F
				Gender Identity Non-Discrimination Policy	S	N	Against	F
				Pay for Superior Performance	S	N	Against	F
				Advisory Vote of Executive Compensation	S	N	Against	F
				Political Contributions Report	S	N	Against	F
				Special Shareholders Meetings	S	N	Against	F
				Incentive Compensation to be Stock Options	S	N	Against	F
TEVA Pharmaceuticals	TEVA	881624209	6/22/09	Approve recommendation that the cash dividend for the year ended 12/31/08 which was paid in four installments and aggregated NIS 1.95 be declared final	M	Y	F	F
				Elect Board of Directors Slate	M	Y	F	F
				Appoint Kesselman & Kesselman, PWC Ltd. As independent auditors	M	Y	F	F

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Growth Trust

 By:         /s/ Charles Troy Shaver Jr.
      Charles Troy Shaver Jr., President and CEO

Date: 07/29/2009